ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of significant subsidiaries, variable interest entity and the significant subsidiaries of the VIE
As of September 30, 2020, the Company’s significant subsidiaries, variable interest entity (the “VIE”) and the significant subsidiaries of the VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
QK365.com INC. (BVI)	September 29, 2014	BVI	100%	Holding
QingKe (China) Limited	July 7, 2014	Hong Kong	100%	Holding
Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting” or the “WFOE”)	April 2, 2015	PRC	100%	Holding and Operating
Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”)	May 13, 2019	PRC	100%	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd	June 19, 2020	PRC	100%	Operating
VIE:
Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E-commerce” or the “VIE”)	August 2, 2013	PRC	100%	Holding and Operating
Subsidiaries of the VIE:
Shanghai Qingke Equipment Rental Co., Ltd. (“Q&K Rental”)	March 17, 2015	PRC	100%	Operating
Shanghai Qingke Public Rental Housing Leasing Management Co., Ltd. (“Qingke Public Rental”)	November 5, 2014	PRC	100%	Operating
Suzhou Qingke Information Technology Co., Ltd. (“Suzhou Qingke”)	April 3, 2014	PRC	100%	Operating